Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	MJ Holdings, Inc.
Entity Central Index Key	0001456857
Trading Symbol	MJNE
Amendment Flag	false
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false